Condensed Consolidated Statements of Operations and Comprehensive Loss Unaudited (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net unrealized gain (loss), net of tax	$ 0	$ 0	$ 0	$ 0